DISCONTINUED OPERATIONS (Details Narrative)	Mar. 22, 2024 USD ($)
Debt face amount	$ 2,658,635
Long term debt gross	658,635
Centric Brands LLC [Member]
Procceds from divestiture	2,000,000
MGO Global Inc [Member]
Procceds from divestiture	$ 2,000,000